Intangible Assets (Details) - Schedule of finite life intangible assets - IntangibleAssetsWithFiniteUsefulLife1Member - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Intangible Assets (Details) - Schedule of finite life intangible assets [Line Items]
Balance at beginning		$ 113,048
Balance at ending	$ 91,236
Revenue Backlog [Member]
Intangible Assets (Details) - Schedule of finite life intangible assets [Line Items]
Balance at beginning		20,881
Balance at ending	14,683
Customer relationships [Member]
Intangible Assets (Details) - Schedule of finite life intangible assets [Line Items]
Balance at beginning		60,559
Balance at ending	53,654
Customer Contracts [Member]
Intangible Assets (Details) - Schedule of finite life intangible assets [Line Items]
Balance at beginning		5,907
Balance at ending	5,073
Transponder Rights [Member]
Intangible Assets (Details) - Schedule of finite life intangible assets [Line Items]
Balance at beginning		3,774
Balance at ending	2,696
Concession rights [Member]
Intangible Assets (Details) - Schedule of finite life intangible assets [Line Items]
Balance at beginning		21,908
Balance at ending	15,114
Other [Member]
Intangible Assets (Details) - Schedule of finite life intangible assets [Line Items]
Balance at beginning		19
Balance at ending	16
Gross carrying amount [member]
Intangible Assets (Details) - Schedule of finite life intangible assets [Line Items]
Balance at beginning	481,923	507,475
Balance at ending	470,518	481,923
Additions	24	162
Disposals/retirements	(4,183)	(21,625)
Impact of foreign exchange	(7,246)	(4,089)
Gross carrying amount [member] | Revenue Backlog [Member]
Intangible Assets (Details) - Schedule of finite life intangible assets [Line Items]
Balance at beginning	223,664	235,955
Balance at ending	223,664	223,664
Additions
Disposals/retirements		(11,051)
Impact of foreign exchange		(1,240)
Gross carrying amount [member] | Customer relationships [Member]
Intangible Assets (Details) - Schedule of finite life intangible assets [Line Items]
Balance at beginning	198,476	198,727
Balance at ending	194,545	198,476
Additions
Disposals/retirements	(3,943)
Impact of foreign exchange	12	(251)
Gross carrying amount [member] | Customer Contracts [Member]
Intangible Assets (Details) - Schedule of finite life intangible assets [Line Items]
Balance at beginning	12,858	23,142
Balance at ending	12,618	12,858
Additions
Disposals/retirements	(240)	(10,284)
Impact of foreign exchange
Gross carrying amount [member] | Transponder Rights [Member]
Intangible Assets (Details) - Schedule of finite life intangible assets [Line Items]
Balance at beginning	16,718	16,718
Balance at ending	16,718	16,718
Additions
Disposals/retirements
Impact of foreign exchange
Gross carrying amount [member] | Concession rights [Member]
Intangible Assets (Details) - Schedule of finite life intangible assets [Line Items]
Balance at beginning	30,148	32,874
Balance at ending	22,914	30,148
Additions	24	162
Disposals/retirements		(290)
Impact of foreign exchange	(7,258)	(2,598)
Gross carrying amount [member] | Other [Member]
Intangible Assets (Details) - Schedule of finite life intangible assets [Line Items]
Balance at beginning	59	59
Balance at ending	59	59
Additions
Disposals/retirements
Impact of foreign exchange
Accumulated depreciation, amortisation and impairment [member]
Intangible Assets (Details) - Schedule of finite life intangible assets [Line Items]
Balance at beginning	(368,875)	(369,265)
Balance at ending	(379,282)	(368,875)
Amortization	(17,195)	(23,277)
Disposals/retirements	4,183	21,569
Impact of foreign exchange	2,605	2,098
Accumulated depreciation, amortisation and impairment [member] | Revenue Backlog [Member]
Intangible Assets (Details) - Schedule of finite life intangible assets [Line Items]
Balance at beginning	(202,783)	(207,770)
Balance at ending	(208,981)	(202,783)
Amortization	(6,198)	(7,291)
Disposals/retirements		11,051
Impact of foreign exchange		1,227
Accumulated depreciation, amortisation and impairment [member] | Customer relationships [Member]
Intangible Assets (Details) - Schedule of finite life intangible assets [Line Items]
Balance at beginning	(137,917)	(130,564)
Balance at ending	(140,891)	(137,917)
Amortization	(6,847)	(7,495)
Disposals/retirements	3,943
Impact of foreign exchange	(70)	142
Accumulated depreciation, amortisation and impairment [member] | Customer Contracts [Member]
Intangible Assets (Details) - Schedule of finite life intangible assets [Line Items]
Balance at beginning	(6,951)	(12,116)
Balance at ending	(7,545)	(6,951)
Amortization	(834)	(5,119)
Disposals/retirements	240	10,284
Impact of foreign exchange
Accumulated depreciation, amortisation and impairment [member] | Transponder Rights [Member]
Intangible Assets (Details) - Schedule of finite life intangible assets [Line Items]
Balance at beginning	(12,944)	(11,866)
Balance at ending	(14,022)	(12,944)
Amortization	(1,078)	(1,078)
Disposals/retirements
Impact of foreign exchange
Accumulated depreciation, amortisation and impairment [member] | Concession rights [Member]
Intangible Assets (Details) - Schedule of finite life intangible assets [Line Items]
Balance at beginning	(8,240)	(6,912)
Balance at ending	(7,800)	(8,240)
Amortization	(2,235)	(2,291)
Disposals/retirements		234
Impact of foreign exchange	2,675	729
Accumulated depreciation, amortisation and impairment [member] | Other [Member]
Intangible Assets (Details) - Schedule of finite life intangible assets [Line Items]
Balance at beginning	(40)	(37)
Balance at ending	(43)	(40)
Amortization	(3)	(3)
Disposals/retirements
Impact of foreign exchange